Accumulated Other Comprehensive Income (Loss) and Supplemental Equity Information (Reclassification out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other (income) expense									$ 2	$ 3	$ 191
Cost of sales									(1,745)	(1,653)	(1,574)
Income tax expense									62	113	92
Net earnings attributable to St. Jude Medical, Inc.	$ (113)	$ (215)	$ (290)	$ (262)	$ (245)	$ (238)	$ (270)	$ (249)	(880)	(1,002)	(723)
Unrealized Gain (Loss) on Available-for-sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Other (income) expense									(22)	(3)	(13)
Income tax expense									8	1	5
Net earnings attributable to St. Jude Medical, Inc.									(14)	(2)	(8)
Unrealized Gain (Loss) on Derivative Instruments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Available-for-Sale Securities [Line Items]
Cost of sales									(10)	0	0
Income tax expense									1	0	0
Net earnings attributable to St. Jude Medical, Inc.									$ (9)	$ 0	$ 0